DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 07, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Sep. 30, 2021 USD ($) item $ / shares
Description of Organization and Business Operations [Abstract]
Gross proceeds	$ 300,000,000
Gross proceeds from private placement	8,000,000
Transaction costs	17,017,977	$ 17,017,977	$ 17,017,977
Underwriting fees	6,000,000	6,000,000	6,000,000
Deferred underwriting fees	10,500,000	10,500,000	10,500,000	$ 10,500,000
Other offering costs	517,977	517,977	$ 517,977
Cash deposited in Trust Account	$ 300,000,000			$ 300,000,000
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares	$ 10.00			$ 10.00
Period of prior to completion of the Business Combination			2 days	2 days
Net tangible asset threshold for redeeming Public Shares		5,000,001	$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent			15.00%	15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period			100.00%	100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period			10 days	10 days
Minimum [Member]
Description of Organization and Business Operations [Abstract]
Number of operating businesses included in initial Business Combination | item			1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination			80.00%	80.00%
Post-transaction ownership percentage of the target business			50.00%	50.00%
Maximum [Member]
Description of Organization and Business Operations [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses	$ 100,000	100,000	$ 100,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.50
Warrants Issued (in shares) | shares	5,333,333
Redeemable Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Abstract]
Gross proceeds		$ 300,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	30,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds				$ 300,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	2,500,000
Share price (in dollars per share) | $ / shares	$ 10.00